Financial Instruments And Risks - Summary of Fair Value Estimation (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	¥ 6,182,229	¥ 1,156,095
Financial assets at fair value through profit or loss	34,666,573	20,355,814
Derivative financial liabilities	5,239
Total	40,843,563	21,511,909
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	6,182,229	1,156,095
Financial assets at fair value through profit or loss	2,918,741	3,903,003
Total	9,100,970	5,059,098
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	26,450,391	12,429,372
Total	26,445,152	12,429,372
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	5,297,441	4,023,439
Total	5,297,441	4,023,439
Private Equity Funds And Other Equity Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	567,274	598,366
Private Equity Funds And Other Equity Investments [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	567,274	598,366
Mutual Funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,918,741	3,903,003
Mutual Funds [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,918,741	3,903,003
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	12,490,805	4,931,967
Debt securities [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	12,490,805	4,931,967
Trust Plans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	477,261	4,246,616
Trust Plans [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	94,813	3,937,660
Trust Plans [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	382,448	308,956
Wealth management products [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	11,430,637	1,628,417
Wealth management products [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	11,430,637	1,628,417
Structured Deposits [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,434,136	1,900,622
Structured Deposits [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,434,136	1,900,622
Other debt investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,347,719	3,146,823
Other debt investments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	30,706
Other debt investments [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,347,719	3,116,117
Certificate Of Deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	2,067,547	669,670
Certificate Of Deposits [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	2,067,547	669,670
Treasury bills [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	3,548,798	486,425
Treasury bills [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	3,548,798	¥ 486,425
Cross currency swap [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	(5,239)
Cross currency swap [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	(5,239)
Other debt securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	565,884
Other debt securities [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	¥ 565,884